SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK LOAN [Abstract]
SHORT-TERM BANK LOAN

Note 8-SHORT-TERM BANK LOANS

The outstanding short-term bank loans of RMB600,000 as of December 31,2012, was repaid in full during the year ended December 31, 2013. Interest expenses relating to the short-term bank loans recognized in the consolidated statement of comprehensive loss were RMB259, RMB7,603 and RMB6,042 (US$998) for the years ended December 31, 2011, 2012 and 2013, respectively.